Commissions and fees (Details) (CHF) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Commissions and fees
Lending business	1,752	1,814	1,513
Investment and portfolio management	3,734	3,944	3,715
Other securities business	94	106	110
Fiduciary business	3,828	4,050	3,825
Underwriting	1,878	1,647	1,561
Brokerage	3,696	3,933	3,686
Underwriting and brokerage	5,574	5,580	5,247
Other services	1,897	1,782	2,139
Commissions and fees	13,051	13,226	12,724
Bank
Commissions and fees
Lending business	1,711	1,774	1,474
Investment and portfolio management	3,630	3,854	3,624
Other securities business	94	101	136
Fiduciary business	3,724	3,955	3,760
Underwriting	1,911	1,681	1,561
Brokerage	3,669	3,901	3,654
Underwriting and brokerage	5,580	5,582	5,215
Other services	1,872	1,746	2,094
Commissions and fees	12,887	13,057	12,543